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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMG@Ventures II, LLC
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05753


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Andrew J. Hajducky, III
Managing Member
(978) 684-3600


Signature, Place and Date of Signing:


/s/ Andrew J. Hajducky, III
-------------------------------
Andover, Massachusetts
November 13, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)



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                             Form 13F SUMMARY PAGE

                    REPORTING MANAGER:  CMG@VENTURES II, LLC


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   10
                                       --------
Form 13F Information Table Value Total: $ 53,375 (thousands)
                                        ---------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                         FORM 13F INFORMATION TABLE
                  REPORTING MANAGER:  CMG@Ventures II, LLC

                                                   ITEM 4:     ITEM 5:
                                                    FAIR       SHARES                                          ITEM 8:
                             ITEM 2:   ITEM 3:     MARKET        OR            ITEM 6:                    VOTING AUTHORITY
         ITEM 1:            TITLE OF   CUSIP       VALUE     PRINCIPAL  SH/  INVESTMENT   ITEM 7:      (A)       (B)      (C)
      NAME OF ISSUER         CLASS     NUMBER      (000)       AMOUNT   PRN  DISCRETION  MANAGERS      SOLE     SHARED    NONE
Amazon.com, Inc.             COM      023135106     2,996      77,948    SH     SOLE                   77,948

Critical Path, Inc.          COM      22674V100     6,994     115,132    SH     SOLE                  115,132

Hollywood Entertainment
  Corporation                COM      436141105     1,041     140,018    SH     SOLE                  140,018

Kana Communications, Inc.    COM      483600102     3,969     178,382    SH     SOLE                  178,382

Mothernature.com, Inc.       COM      61978K105       966   1,236,674    SH     SOLE                1,236,674

PTEK Holdings, Inc.          COM      69366M104        51      16,438    SH     SOLE                   16,438

Tickets.com, Inc.            COM      88633M101       797     796,956    SH     SOLE                  796,956

Ventro Corporation           COM      163595101    29,867   2,715,157    SH     SOLE                2,715,157

Vicinity Corporation         COM      925653107     3,678     334,337    SH     SOLE                  334,337

Yahoo! Inc.                  COM      984332106     3,016      33,147    SH     SOLE                   33,147